Income Tax - Summary of Temporary Differences and Non-capital Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Non-capital losses carried forward	$ 57,299	$ 23,982
Capital losses	1,214	3,697
Resource related deductions	22,510	20,961
Share issuance costs	9	26
Property, plant and equipment	206	141
Prepaid expenses, deposits and other	2,160	1,522
Temporary Differences and Non-capital Losses	$ 83,398	$ 50,330